Share-based payments - Valuations of share-based payments (Details)	12 Months Ended	42 Months Ended	75 Months Ended
	Dec. 31, 2018 USD ($) Options	Dec. 31, 2018 USD ($) Options	Dec. 31, 2018 USD ($) Options
Valuations of share-based payments
Number of options/ RSUs | Options	807,300
Minimum
Valuations of share-based payments
Forfeiture rate used in valuation models granted	11.35%
Maximum
Valuations of share-based payments
Forfeiture rate used in valuation models granted	16.00%
Employee Stock Option Plan (ESOP)
Valuations of share-based payments
Number of options/ RSUs | Options			4,128,521
Weighted average share price	$ 28.10
Weighted average fair value per option	$ 7.14	$ 7.14	$ 7.14
Employee Stock Option Plan (ESOP) | Minimum
Valuations of share-based payments
Dividend yield, percentage	0.00%
Volatility, percentage	28.00%
Risk-free interest rate, percentage	0.29%
Expected term, years	2 years
Employee Stock Option Plan (ESOP) | Maximum
Valuations of share-based payments
Dividend yield, percentage	5.03%
Volatility, percentage	49.85%
Risk-free interest rate, percentage	3.85%
Expected term, years	4 years
Restricted stock units (RSU)
Valuations of share-based payments
Number of options/ RSUs | Options	807,300	1,903,008
Weighted average share price	$ 15.15
Weighted average fair value per option	$ 14.47	$ 14.47	$ 14.47
Restricted stock units (RSU) | Minimum
Valuations of share-based payments
Dividend yield, percentage	0.00%
Volatility, percentage	44.43%
Risk-free interest rate, percentage	2.89%
Expected term, years	0 years
Restricted stock units (RSU) | Maximum
Valuations of share-based payments
Dividend yield, percentage	5.70%
Volatility, percentage	64.02%
Risk-free interest rate, percentage	4.34%
Expected term, years	2 years